Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data	Total	Share Capital	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Total Taro Shareholders' Equity [Member]	Non-controlling Interest [Member]
Balance at Dec. 31, 2010	$ 384,513	$ 680	$ 244,668	$ 24,186	$ (1,329)	$ 113,107	$ 381,312	$ 3,201
Balance, shares at Dec. 31, 2010		43,018,000
Exercise of options	300		300				300
Exercise of options, shares	32,775	33,000
Issuance of shares to Sun and exercise of Sun warrants	8,550		8,550				8,550
Issuance of shares to Sun and exercise of Sun warrants, shares		1,425,000
Share-based compensation	59		59				59
Comprehensive income (loss), net of tax:	(5,637)			(5,637)			(5,637)
Net income	183,278					182,680	182,680	598
Balance at Dec. 31, 2011	571,063	680	253,577	18,549	(1,329)	295,787	567,264	3,799
Balance, shares at Dec. 31, 2011		44,476,000
Exercise of options	7		7				7
Exercise of options, shares	500	1,000
Comprehensive income (loss), net of tax:	4,485			4,485			4,485
Net income	47,403					47,252	47,252	151
Balance at Mar. 31, 2012	622,958	680	253,584	23,034	(1,329)	343,039	619,008	3,950
Balance, shares at Mar. 31, 2012		44,477,000
Exercise of options	7,416		7,416				7,416
Exercise of options, shares	291,555	291,000
Share-based compensation	8		8				8
Comprehensive income (loss), net of tax:	(6,291)			(6,291)			(6,291)
Net income	266,870					266,206	266,206	664
Balance at Mar. 31, 2013	890,961	680	261,008	16,743	(1,329)	609,245	886,347	4,614
Balance, shares at Mar. 31, 2013		44,768,000
Exercise of options	1,411		1,411				1,411
Exercise of options, shares	23,700	24,000
Purchase of treasury stock	(192,999)				(192,999)		(192,999)
Purchase of treasury stock, shares		(1,960,000)
Comprehensive income (loss), net of tax:	(39,639)			(39,639)			(39,639)
Net income	360,859					360,387	360,387	472
Balance at Mar. 31, 2014	$ 1,020,593	$ 680	$ 262,419	$ (22,896)	$ (194,328)	$ 969,632	$ 1,015,507	$ 5,086
Balance, shares at Mar. 31, 2014		42,832,000